SCHEDULE OF WARRANTS TRANSACTIONS (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, balance	1,286,808	4,928,329
Weighted average exercise price, balance	$ 13.39	$ 6.17
Number of warrants expiry	(522,265)	(721,239)
Number of warrants exercise	(252,967) [1]	(3,474,595)
Number of warrants outstanding, warrants issued		554,313
Number of warrants outstanding, balance	511,576	1,286,808
Weighted average exercise price, balance	$ 9.23	$ 13.39
Number of options granted	25,000	2,863,500
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of RSU's, granted	252,967
Number of options granted	252,967
Proceeds from exercise of warrants	$ 946

[1]	During the six-month period ended June 30, 2026, the Company issued 252,967 shares in respect of 252,967 warrants that were exercised for total proceeds of $946.